Schedule I Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Statements of Comprehensive Income
Net (loss) / income	$ 530,138	$ 84,260	$ (4,138)
Other comprehensive (loss) / income
Foreign currency translation adjustment	81,374	(12,658)	(39,297)
Unrealized gain/(loss) on available-for-sale investments, net of tax effect	(3,805)	(5,066)	4,996
Other comprehensive (loss) / income	77,569	(17,724)	(34,301)
Comprehensive (loss) / income attributable to TAL Education Group's shareholders	608,289	66,605	(38,835)
Parent Company
Statements of Comprehensive Income
Net (loss) / income	530,751	84,591	(3,573)
Other comprehensive (loss) / income
Foreign currency translation adjustment	81,343	(12,920)	(40,258)
Unrealized gain/(loss) on available-for-sale investments, net of tax effect	(3,805)	(5,066)	4,996
Other comprehensive (loss) / income	77,538	(17,986)	(35,262)
Comprehensive (loss) / income attributable to TAL Education Group's shareholders	$ 608,289	$ 66,605	$ (38,835)